Significant Accounting Policies (Details Textual) - At cost or in accordance with IFRS 16 within fair value model [member]	12 Months Ended
Dec. 31, 2018 CAD ($)
Right-of-use assets	$ 207,000
Lease liabilities	180,000
Increase (decrease) through appropriation of retained earnings, equity	$ 27,000